Segment Information - Revenue information by segment and a reconciliation to consolidated total (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Information
Revenue	$ 101,282,333	$ 94,274,235	$ 96,287,363
Reconciliation to consolidated amounts:
Eliminations and corporate expenses	(4,812,091)	(3,344,194)	(3,060,424)
Depreciation and amortisation expense	(20,278,881)	(19,040,948)	(17,331,074)
Income before other expense	18,690,274	16,629,536	19,735,481
Operating income	20,252,558	14,243,202	16,598,097
Content
Segment Information
Revenue	36,061,577	31,551,987	34,372,257
Sky
Segment Information
Revenue	21,581,237	22,069,500	21,870,293
Cable
Segment Information
Revenue	35,672,856	32,822,555	31,729,252
Other Businesses
Segment Information
Revenue	7,966,663	7,830,193	8,315,561
Reconciliation to consolidated amounts:
Operating income		67,238	78,092
Operating segment
Segment Information
Revenue	106,094,424	97,618,429	99,347,787
Reconciliation to consolidated amounts:
Eliminations and corporate expenses	(2,154,747)	(2,290,974)	(2,207,927)
Depreciation and amortisation expense	(19,834,202)	(18,536,274)	(16,979,833)
Income before other expense	18,690,274	16,629,536	19,735,481
Other income, net	1,562,284
Other expense, net		(2,386,334)	(3,137,384)
Operating income	40,679,223	37,456,784	38,923,241
Operating segment | Content
Segment Information
Revenue	39,223,668	33,997,220	36,686,676
Reconciliation to consolidated amounts:
Operating income	14,855,109	12,825,259	14,748,037
Operating segment | Sky
Segment Information
Revenue	22,002,216	22,196,629	21,941,247
Reconciliation to consolidated amounts:
Operating income	9,767,329	10,106,623	9,898,516
Operating segment | Cable
Segment Information
Revenue	36,233,042	33,048,310	31,891,616
Reconciliation to consolidated amounts:
Operating income	15,302,500	14,034,796	13,236,117
Operating segment | Other Businesses
Segment Information
Revenue	8,635,498	8,376,270	8,828,248
Reconciliation to consolidated amounts:
Operating income	754,285	490,106	1,040,571
Intersegment Revenues
Segment Information
Revenue	(4,812,091)	(3,344,194)	(3,060,424)
Reconciliation to consolidated amounts:
Eliminations and corporate expenses	(4,812,091)	(3,344,194)	(3,060,424)
Intersegment Revenues | Content
Segment Information
Revenue	(3,162,091)	(2,445,233)	(2,314,419)
Intersegment Revenues | Sky
Segment Information
Revenue	(420,979)	(127,129)	(70,954)
Intersegment Revenues | Cable
Segment Information
Revenue	(560,186)	(225,755)	(162,364)
Intersegment Revenues | Other Businesses
Segment Information
Revenue	$ (668,835)	$ (546,077)	$ (512,687)